Condensed Consolidated and Combined Statements of Changes in Partners' Capital and Owner's Net Investment - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Subordinated Unitholders	Subordinated Series A Unitholders	Total Partners' Capital	Owners' Net Investment
Combined Balance at Dec. 31, 2013	$ 84,712						$ 84,712
Net Income/ (loss)	(1,416)						(1,416)
Net transactions with owners	13,854						13,854
Combined Balance at Jun. 30, 2014	97,150						$ 97,150
Consolidated Balance at Dec. 31, 2014	253,484	$ 4,947	$ 127,350	$ 121,187		$ 253,484
Consolidated Balance at Dec. 31, 2014		381,334	9,342,692	9,342,692
Net Income/ (loss)	11,706	$ 235	$ 5,528	$ 5,528	$ 415	11,706
Issuance of subordinated Series A Units and general partner units, value	27,662	$ 551			$ 27,111	27,662
Issuance of subordinated Series A Units and general partner units		32,509			1,592,920
Cash distribution	(11,627)	$ (233)	(5,697)	(5,697)		(11,627)
Consolidated Balance at Jun. 30, 2015	$ 281,225	$ 5,500	$ 127,181	$ 121,018	$ 27,526	$ 281,225
Consolidated Balance at Jun. 30, 2015		413,843	9,342,692	9,342,692	1,592,920